OTHER INCOME (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF OTHER INCOME

A summary of the Company’s other income is as follows:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
	$	$	$	$
Accretion of decommissioning provisions (note 12)	(746)	(394)	(1,589)	(775)
Accretion of receivable from COMIBOL (note 5(a))	461	(12)	977	440
Financing charge on leases	-	(162)	(28)	(296)
Interest expense, carrying and finance charges	(1,185)	(348)	(2,060)	(600)
Interest income on VAT receivable	2,487	1,326	4,958	2,387
Interest income	517	291	894	607
Other income	(234)	(752)	308	274
	1,300	(51)	3,460	2,037